Subsequent Events (Details)	Oct. 06, 2022 $ / shares shares	Sep. 30, 2022 CAD ($)
Subsequent Events (Details) [Line Items]
Notes payable outstanding | $		$ 574,423
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Registered direct offering share issued | shares	412,292
Registered direct offering and price per share | $ / shares	$ 2.715